Segment Information Geographic Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Geographic Area Information [Line Items]
Net Sales	$ 20,837	$ 17,100	$ 16,717
Long-Lived Assets (Year-end)	5,632	3,683	3,847
United States
Geographic Area Information [Line Items]
Net Sales	9,633	8,982	8,203
Long-Lived Assets (Year-end)	2,880	2,056	2,422
Germany
Geographic Area Information [Line Items]
Net Sales	1,430	911	965
Long-Lived Assets (Year-end)	287	304	377
JAPAN
Geographic Area Information [Line Items]
Net Sales	1,805	315	353
Long-Lived Assets (Year-end)	188	8	3
Mexico
Geographic Area Information [Line Items]
Net Sales	639	635	663
Long-Lived Assets (Year-end)	457	368	304
Other European Countries
Geographic Area Information [Line Items]
Net Sales	2,108	2,270	2,592
Long-Lived Assets (Year-end)	551	280	96
Other Foreign
Geographic Area Information [Line Items]
Net Sales	5,222	3,987	3,941
Long-Lived Assets (Year-end)	$ 1,269	$ 667	$ 645